LICENSE TERMINATION COST	12 Months Ended
Dec. 31, 2020
Notes to Financial Statements
LICENSE TERMINATION COST

NOTE 13 — LICENSE TERMINATION COST

As described in Note 1, on October 5, 2020, we entered into an agreement with Ridgeway Therapeutics, Inc. whereby the parties terminated the Licensing Agreement previously entered into on August 3, 2018.

In exchange for entering into the Termination Agreement, the Company issued to Ridgeway 65 million shares of common stock and 8,000 shares of Series F 0% Convertible Preferred Stock Additionally, we have agreed to pay certain expenses and costs of Ridgeway’s aggregating approximately $25,000.

We valued the 65 million shares of common stock at $266,500, based on the fair value of the stock on the date of the agreement, which has been charged to license termination cost. Additionally, since the Series F preferred stock contains a variable conversion feature, we recorded a derivative value associated with the preferred stock of $1,677,901, which has been charged to license termination cost.